Schedule of Effects of Reinsurance on Contract Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effects of Reinsurance [Line Items]
Direct contract benefits	$ 227,796	$ 213,437	$ 196,463
Contract benefits, net of reinsurance	213,279	203,717	180,914
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed contract benefits	381	1,008	709
Ceded contract benefits	(6,535)	(4,288)	(11,393)
Affiliate
Effects of Reinsurance [Line Items]
Ceded contract benefits	$ (8,363)	$ (6,440)	$ (4,865)